INVESTMENT MANAGERS SERIES TRUST II

235 W. Galena Street

Milwaukee, Wisconsin 53212

September 29, 2022

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”) Registration Statement

On Form N-14 (File No. 333-      )

Ladies and Gentlemen:

We are filing the Trust’s Registrant Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto. The Combined Proxy Statement and Prospectus contained in this filing relate to the reorganization of the AXS All Terrain Opportunity Fund into the AXS All Terrain ETF, each a series of the Trust.

Please direct your comments or questions regarding this Registration Statement to Diane Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Amy Centurioni
Amy Centurioni
Investment Managers Series Trust II